Other Operating Income (Loss), net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Operating Income (Loss), net
Government subsidies	$ 74,643	$ 331,484	$ 418,717
Provision of contingent losses	(42,830)	(14,078)	(35,228)
Gain on disposal of property and equipment	14,421	24,985	386,915
Reversal of previously accrued expenses	218,673	91,317
Others	18,345	28,576	23,281
Total	$ 283,252	$ 462,284	$ 793,685